Separate Financial Information of Guarantor Subsidiaries Statement of Earnings (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
Net Sales	$ 261,921	$ 211,746	$ 200,134	$ 216,828	$ 179,864	$ 205,853	$ 204,802	$ 215,404	$ 185,740	$ 723,771	$ 596,826	$ 808,572	$ 811,799	$ 821,983
Cost of Sales	157,317		114,839							434,877	338,740	456,977	462,739	469,556
Gross Profit	104,604	93,509	85,295	95,289	77,502	87,289	88,657	95,033	78,081	288,894	258,086	351,595	349,060	352,427
Operating Expense:
Research and Development Expense	7,907		8,418							24,239	24,712	34,738	32,415	29,432
Selling and Administrative Expense	85,651		60,623							247,067	187,315	248,210	252,270	250,898
(Gain) Loss on Sale of Business	0		0							0	(149)	(149)	0	0
Impairment of Long-Lived Assets												0	(11,199)	0
Total Operating Expense	93,558		69,041							271,306	212,176	283,097	295,884	280,330
Profit from Operations	11,046		16,254							17,588	45,910	68,498	53,176	72,097
Other Income (Expense):
Equity in Earnings of Affiliates	0		0							0	0	0	0	0
Interest (Expense) Income, Net	(5,395)		(222)							(17,145)	(731)	(949)	(1,141)	(1,420)
Intercompany Interest Income (Expense)	0		0							0	0	0	0	0
Net Foreign Currency Transaction Gains (Losses)	(842)		(149)							(2,375)	175	(392)	(954)	(690)
Other (Expense) Income, Net	(482)		(10)							(700)	(360)	(666)	(657)	(449)
Total Other Income (Expense), Net	(6,719)		(381)							(20,220)	(916)	(2,007)	(2,752)	(2,559)
Profit Before Income Taxes	4,327		15,873							(2,632)	44,994	66,491	50,424	69,538
Income Tax Expense	731		4,396							385	13,750	19,877	18,336	18,887
Net Earnings (Loss) Attributable to Tennant Company	3,559	$ 15,370	11,477	$ 15,328	$ 4,439	$ 13,196	$ (951)	$ 14,817	$ 5,026	(2,989)	31,244	46,614	32,088	50,651
Parent
Debt Instrument
Net Sales	111,835		115,130							337,034	340,344	455,375	480,418	459,905
Cost of Sales	76,974		77,478							230,753	225,253	299,459	320,620	309,552
Gross Profit	34,861		37,652							106,281	115,091	155,916	159,798	150,353
Operating Expense:
Research and Development Expense	6,312		7,832							20,838	22,907	32,378	29,888	27,025
Selling and Administrative Expense	23,393		22,680							85,608	72,925	95,189	97,301	93,832
(Gain) Loss on Sale of Business											220	82
Impairment of Long-Lived Assets													0
Total Operating Expense	29,705		30,512							106,446	95,612	127,485	127,189	120,857
Profit from Operations	5,156		7,140							(165)	19,479	28,431	32,609	29,496
Other Income (Expense):
Equity in Earnings of Affiliates	2,039		7,335							7,493	21,360	34,068	14,766	34,014
Interest (Expense) Income, Net	(5,275)		(313)							(16,866)	(880)	(1,204)	(1,221)	(1,486)
Intercompany Interest Income (Expense)	3,774		1,787							8,742	5,355	7,157	7,368	7,673
Net Foreign Currency Transaction Gains (Losses)	357		246							553	1,003	648	535	358
Other (Expense) Income, Net	(1,724)		(322)							(2,389)	(1,323)	(2,609)	(3,633)	(517)
Total Other Income (Expense), Net	(829)		8,733							(2,467)	25,515	38,060	17,815	40,042
Profit Before Income Taxes	4,327		15,873							(2,632)	44,994	66,491	50,424	69,538
Income Tax Expense	731		4,396							385	13,750	19,877	18,336	18,887
Net Earnings (Loss) Attributable to Tennant Company	3,559		11,477							(2,989)	31,244	46,614	32,088	50,651
Guarantor Subsidiaries
Debt Instrument
Net Sales	146,495		147,035							442,090	436,046	587,815	586,154	551,185
Cost of Sales	120,523		120,603							363,034	356,862	483,075	489,203	457,001
Gross Profit	25,972		26,432							79,056	79,184	104,740	96,951	94,184
Operating Expense:
Research and Development Expense	86		69							245	334	429	389	302
Selling and Administrative Expense	19,074		18,623							58,881	56,475	74,643	72,954	72,010
(Gain) Loss on Sale of Business											0	0
Impairment of Long-Lived Assets													0
Total Operating Expense	19,160		18,692							59,126	56,809	75,072	73,343	72,312
Profit from Operations	6,812		7,740							19,930	22,375	29,668	23,608	21,872
Other Income (Expense):
Equity in Earnings of Affiliates	376		144							1,500	1,461	2,192	2,122	1,876
Interest (Expense) Income, Net	0		0							0	0	0	0	0
Intercompany Interest Income (Expense)	(1,455)		(1,361)							(4,323)	(4,039)	(5,570)	(5,400)	(5,400)
Net Foreign Currency Transaction Gains (Losses)	2		(50)							0	(667)	(652)	(777)	(705)
Other (Expense) Income, Net	(204)		(146)							(430)	(450)	(573)	(422)	463
Total Other Income (Expense), Net	(1,281)		(1,413)							(3,253)	(3,695)	(4,603)	(4,477)	(3,766)
Profit Before Income Taxes	5,531		6,327							16,677	18,680	25,065	19,131	18,106
Income Tax Expense	2,034		2,321							5,993	6,883	9,443	4,619	5,081
Net Earnings (Loss) Attributable to Tennant Company	3,497		4,006							10,684	11,797	15,622	14,512	13,025
Non-Guarantor Subsidiaries
Debt Instrument
Net Sales	131,457		69,531							331,491	212,143	290,349	306,506	348,565
Cost of Sales	88,411		48,327							228,838	148,362	199,336	213,085	241,259
Gross Profit	43,046		21,204							102,653	63,781	91,013	93,421	107,306
Operating Expense:
Research and Development Expense	1,509		517							3,156	1,471	1,931	2,138	2,105
Selling and Administrative Expense	43,184		19,320							102,578	57,915	78,378	82,015	85,056
(Gain) Loss on Sale of Business											(369)	(231)
Impairment of Long-Lived Assets													(11,199)
Total Operating Expense	44,693		19,837							105,734	59,755	80,540	95,352	87,161
Profit from Operations	(1,647)		1,367							(3,081)	4,026	10,473	(1,931)	20,145
Other Income (Expense):
Equity in Earnings of Affiliates	0		0							0	0	0	0	0
Interest (Expense) Income, Net	(111)		91							(257)	149	255	80	66
Intercompany Interest Income (Expense)	(2,319)		(426)							(4,419)	(1,316)	(1,587)	(1,968)	(2,273)
Net Foreign Currency Transaction Gains (Losses)	(1,201)		(345)							(2,928)	(161)	(388)	(712)	(343)
Other (Expense) Income, Net	1,469		458							2,177	1,413	2,516	3,398	90
Total Other Income (Expense), Net	(2,162)		(222)							(5,427)	85	796	798	(2,460)
Profit Before Income Taxes	(3,809)		1,145							(8,508)	4,111	11,269	(1,133)	17,685
Income Tax Expense	2,819		261							5,481	1,408	2,427	1,630	2,967
Net Earnings (Loss) Attributable to Tennant Company	(6,665)		884							(13,961)	2,703	8,842	(2,763)	14,718
Eliminations
Debt Instrument
Net Sales	(127,866)		(131,562)							(386,844)	(391,707)	(524,967)	(561,279)	(537,672)
Cost of Sales	(128,591)		(131,569)							(387,748)	(391,737)	(524,893)	(560,169)	(538,256)
Gross Profit	725		7							904	30	(74)	(1,110)	584
Operating Expense:
Research and Development Expense	0		0							0	0	0	0	0
Selling and Administrative Expense	0		0							0	0	0	0	0
(Gain) Loss on Sale of Business											0	0
Impairment of Long-Lived Assets													0
Total Operating Expense	0		0							0	0	0	0	0
Profit from Operations	725		7							904	30	(74)	(1,110)	584
Other Income (Expense):
Equity in Earnings of Affiliates	(2,415)		(7,479)							(8,993)	(22,821)	(36,260)	(16,888)	(35,890)
Interest (Expense) Income, Net	(9)		0							(22)	0	0	0	0
Intercompany Interest Income (Expense)	0		0							0	0	0	0	0
Net Foreign Currency Transaction Gains (Losses)	0		0							0	0	0	0	0
Other (Expense) Income, Net	(23)		0							(58)	0	0	0	(485)
Total Other Income (Expense), Net	(2,447)		(7,479)							(9,073)	(22,821)	(36,260)	(16,888)	(36,375)
Profit Before Income Taxes	(1,722)		(7,472)							(8,169)	(22,791)	(36,334)	(17,998)	(35,791)
Income Tax Expense	(4,853)		(2,582)							(11,474)	(8,291)	(11,870)	(6,249)	(8,048)
Net Earnings (Loss) Attributable to Tennant Company	$ 3,168		$ (4,890)							$ 3,277	$ (14,500)	$ (24,464)	$ (11,749)	$ (27,743)